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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year of Quarter Ended: September 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

                 This Amendment (Check only one.):
                   [ ] is a restatement.
                   [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                         Greywolf Capital Management LP
                        4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                         Form 13F File Number: 28-11771

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Jonathan Savitz
                senior managing member of the Reporting Manager
                                 (914) 251-8200


                              /s/ Jonathan Savitz
                            ________________________
                               Purchase, New York
                               November 16, 2009





                                  Report Type:
                              13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                       Number of Other Included Managers

                                       1

                    Form 13 F Information Table Entry Total:

                                       10

                    Form 13 F Information Table Value Total:

                              $66,547 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11776
Name: Greywolf Advisors LLC


                                                      FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7           COLUMN 8
                                                           VALUE    SHARES/    SH/ PUT/  INVSTMT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT    PRN CALL  DSCRETN  MANAGERS   SOLE     SHARED    NONE
--------------               --------------     -----     --------  -------    --- ----  -------  --------   ----    ------     ----
ARBINET CORP                  COM               03875P100   2,291   974,960    SH        OTHER    1          974,960
CRYSTALLEX INTL CORP          COM               22942F101   1,650   6,000,000  SH        OTHER    1          6,000,000
DDI CORP                      COM 0.0001 NEW    233162502   1,768   416,096    SH        OTHER    1          416,096
GOLD RESV INC                 NOTE 5.500% 6/1   38068NAB4   11,860  19,284,000 PRN       OTHER    1          19,284,000
IPCS INC COM NEW              COM NEW           44980Y305   20,005  1,149,724  SH        OTHER    1          1,149,724
NAVIOS MARITIME HOLDINGS INC  COM               Y62196103   5,906   1,202,769  SH        OTHER    1          1,202,769
NAVISTAR INTL CORP            COM NEW           63934E108   13,887  371,116    SH        OTHER    1          371,116
PINNACLE AIRL CORP            NOTE 3.250% 2/1   723443AB3   6,279   6,566,607  PRN       OTHER    1          6,566,607
PROTECTION ONE INC            COM NEW           743663403   2,801   635,088    SH        OTHER    1          635,088
VANTAGE DRILLING COMPANY      *W EXP 05/24/201  G93205121   100     765,964    SH  CALL  OTHER    1          765,964
